Debt - Additional information (Details) $ in Thousands		12 Months Ended
	Oct. 24, 2022 USD ($)	Dec. 31, 2021 USD ($) item
Credit facility
Total debt		$ 51,100
The Funds' Credit Facilities
Credit facility
No. of revolving credit facilities | item		3
Line of credit		$ 51,100
Granite Ridge Credit Facility
Credit facility
Debt instrument term	5 years
Capacity for aggregate elected commitments	$ 150,000
Initial borrowing capacity	325,000
Maximum borrowing capacity	$ 1,000,000
Frequency of payments	quarterly
Commitment fee percentage	0.50%
Granite Ridge Credit Facility | Minimum
Credit facility
Current ratio	100.00%
Granite Ridge Credit Facility | Maximum
Credit facility
Leverage ratio	300.00%
Granite Ridge Credit Facility | Secured Overnight Financing Rate (SOFR) | Credit Spread Adjustment Scenario 1
Credit facility
Variable interest rate adjustment term	1 month
Interest rate increase	0.10%
Granite Ridge Credit Facility | Secured Overnight Financing Rate (SOFR) | Credit Spread Adjustment Scenario 2
Credit facility
Variable interest rate adjustment term	3 months
Interest rate increase	0.15%
Granite Ridge Credit Facility | Secured Overnight Financing Rate (SOFR) | Credit Spread Adjustment Scenario 3
Credit facility
Variable interest rate adjustment term	6 months
Interest rate increase	0.20%
Granite Ridge Credit Facility | Secured Overnight Financing Rate (SOFR) | Minimum
Credit facility
Variable interest rate	2.50%
Granite Ridge Credit Facility | Secured Overnight Financing Rate (SOFR) | Maximum
Credit facility
Variable interest rate	3.50%
Granite Ridge Credit Facility | U.S. Prime Rate
Credit facility
Interest rate increase	0.50%
Granite Ridge Credit Facility | U.S. Prime Rate | Credit Spread Adjustment Scenario 1
Credit facility
Variable interest rate adjustment term	1 month
Interest rate increase	1.00%
Granite Ridge Credit Facility | U.S. Prime Rate | Minimum | Credit Spread Adjustment Scenario 1
Credit facility
Additional to margin added to interest rate	1.50%
Granite Ridge Credit Facility | U.S. Prime Rate | Maximum | Credit Spread Adjustment Scenario 1
Credit facility
Additional to margin added to interest rate	2.50%